Stockholders Equity (Details) - Schedule of Warrant Transactions - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Warrant Transactions [Line Items]
Number of Shares Underlying Warrants, Outstanding Beginning balance	87,500,000	103,500,000
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.091	$ 0.082
Number of Shares Underlying Warrants, Granted
Weighted Average Exercise Price, Granted
Number of Shares Underlying Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares Underlying Warrants, Expired	(80,000,000)	(16,000,000)
Weighted Average Exercise Price, Expired	$ (0.092)	$ (0.03)
Number of Shares Underlying Warrants, Outstanding Ending balance	7,500,000	87,500,000
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.091	$ 0.091